Shareholder Report, Holdings (Details)	Nov. 30, 2024
ALERIAN MLP ETF Shares | Pipeline Transportation | Petroleum
Holdings [Line Items]
Percent of Net Asset Value	27.38%
ALERIAN MLP ETF Shares | Pipeline Transportation | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	25.83%
ALERIAN MLP ETF Shares | Gather + Processing
Holdings [Line Items]
Percent of Net Asset Value	24.45%
ALERIAN MLP ETF Shares | Marketing & Distribution
Holdings [Line Items]
Percent of Net Asset Value	15.30%
ALERIAN MLP ETF Shares | Liquefaction
Holdings [Line Items]
Percent of Net Asset Value	4.09%
ALERIAN MLP ETF Shares | Compression
Holdings [Line Items]
Percent of Net Asset Value	2.94%
ALERIAN MLP ETF Shares | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.01%
ALERIAN MLP ETF Shares | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALERIAN MLP ETF Shares | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	13.29%
ALERIAN MLP ETF Shares | MPLX LP
Holdings [Line Items]
Percent of Net Asset Value	12.77%
ALERIAN MLP ETF Shares | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	12.54%
ALERIAN MLP ETF Shares | Plains All American Pipeline LP
Holdings [Line Items]
Percent of Net Asset Value	11.49%
ALERIAN MLP ETF Shares | Western Midstream Partners LP
Holdings [Line Items]
Percent of Net Asset Value	11.22%
ALERIAN MLP ETF Shares | Sunoco LP
Holdings [Line Items]
Percent of Net Asset Value	10.58%
ALERIAN MLP ETF Shares | EnLink Midstream LLC
Holdings [Line Items]
Percent of Net Asset Value	7.24%
ALERIAN MLP ETF Shares | Hess Midstream LP
Holdings [Line Items]
Percent of Net Asset Value	5.99%
ALERIAN MLP ETF Shares | Cheniere Energy Partners LP
Holdings [Line Items]
Percent of Net Asset Value	4.09%
ALERIAN MLP ETF Shares | USA Compression Partners LP
Holdings [Line Items]
Percent of Net Asset Value	2.94%
ALERIAN MLP ETF Shares | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	92.15%
Alerian Energy Infrastructure ETF Shares | Pipeline Transportation | Petroleum
Holdings [Line Items]
Percent of Net Asset Value	21.93%
Alerian Energy Infrastructure ETF Shares | Pipeline Transportation | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	40.14%
Alerian Energy Infrastructure ETF Shares | Gather + Processing
Holdings [Line Items]
Percent of Net Asset Value	29.23%
Alerian Energy Infrastructure ETF Shares | Liquefaction
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Alerian Energy Infrastructure ETF Shares | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Alerian Energy Infrastructure ETF Shares | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Alerian Energy Infrastructure ETF Shares | Storage
Holdings [Line Items]
Percent of Net Asset Value	2.18%
Alerian Energy Infrastructure ETF Shares | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.01%
Alerian Energy Infrastructure ETF Shares | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	9.53%
Alerian Energy Infrastructure ETF Shares | MPLX LP
Holdings [Line Items]
Percent of Net Asset Value	4.86%
Alerian Energy Infrastructure ETF Shares | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	7.83%
Alerian Energy Infrastructure ETF Shares | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	62.57%
Alerian Energy Infrastructure ETF Shares | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.37%
Alerian Energy Infrastructure ETF Shares | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.95%
Alerian Energy Infrastructure ETF Shares | Targa Resources. Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Alerian Energy Infrastructure ETF Shares | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.72%
Alerian Energy Infrastructure ETF Shares | The Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.57%
Alerian Energy Infrastructure ETF Shares | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.93%
Alerian Energy Infrastructure ETF Shares | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.91%
ALPS Active Equity Opportunity ETF Shares | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
ALPS Active Equity Opportunity ETF Shares | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Active Equity Opportunity ETF Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.79%
ALPS Active Equity Opportunity ETF Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.76%
ALPS Active Equity Opportunity ETF Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.07%
ALPS Active Equity Opportunity ETF Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.06%
ALPS Active Equity Opportunity ETF Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%
ALPS Active Equity Opportunity ETF Shares | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.49%
ALPS Active Equity Opportunity ETF Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.22%
ALPS Active Equity Opportunity ETF Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.94%
ALPS Active Equity Opportunity ETF Shares | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.58%
ALPS Active Equity Opportunity ETF Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.43%
ALPS Active Equity Opportunity ETF Shares | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.81%
ALPS Active Equity Opportunity ETF Shares | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	34.54%
ALPS Active Equity Opportunity ETF Shares | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.05%
ALPS Active Equity Opportunity ETF Shares | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
ALPS Active Equity Opportunity ETF Shares | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.13%
ALPS Active Equity Opportunity ETF Shares | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.49%
ALPS Active Equity Opportunity ETF Shares | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.14%
ALPS Active Equity Opportunity ETF Shares | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.82%
ALPS Active Equity Opportunity ETF Shares | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.75%
ALPS Active Equity Opportunity ETF Shares | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.62%
ALPS Active Equity Opportunity ETF Shares | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.52%
ALPS Active Equity Opportunity ETF Shares | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.42%
ALPS Active REIT ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.86%
ALPS Active REIT ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Active REIT ETF | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	98.14%
ALPS Active REIT ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	50.61%
ALPS Active REIT ETF | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.51%
ALPS Active REIT ETF | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.14%
ALPS Active REIT ETF | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.94%
ALPS Active REIT ETF | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	4.85%
ALPS Active REIT ETF | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.75%
ALPS Active REIT ETF | Healthpeak Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.96%
ALPS Active REIT ETF | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.94%
ALPS Active REIT ETF | First Industrial Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.91%
ALPS Active REIT ETF | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.83%
ALPS Active REIT ETF | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.78%
Alps Equal Sector Weight ETF Shares | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Alps Equal Sector Weight ETF Shares | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Alps Equal Sector Weight ETF Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.72%
Alps Equal Sector Weight ETF Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.34%
Alps Equal Sector Weight ETF Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.77%
Alps Equal Sector Weight ETF Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Alps Equal Sector Weight ETF Shares | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.56%
Alps Equal Sector Weight ETF Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.66%
Alps Equal Sector Weight ETF Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Alps Equal Sector Weight ETF Shares | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Alps Equal Sector Weight ETF Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.95%
Alps Equal Sector Weight ETF Shares | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.71%
Alps Equal Sector Weight ETF Shares | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.08%
Alps Equal Sector Weight ETF Shares | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	91.79%
Alps Equal Sector Weight ETF Shares | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.77%
Alps Equal Sector Weight ETF Shares | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.72%
Alps Equal Sector Weight ETF Shares | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.56%
Alps Equal Sector Weight ETF Shares | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.34%
Alps Equal Sector Weight ETF Shares | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Alps Equal Sector Weight ETF Shares | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.08%
Alps Equal Sector Weight ETF Shares | Utilities Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.95%
Alps Equal Sector Weight ETF Shares | Materials Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.71%
Alps Equal Sector Weight ETF Shares | Real Estate Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Alps Equal Sector Weight ETF Shares | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.66%
ALPS Intermediate Municipal Bond ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.31%
ALPS Intermediate Municipal Bond ETF | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	75.87%
ALPS Intermediate Municipal Bond ETF | General Obligation Unlimited
Holdings [Line Items]
Percent of Net Asset Value	17.20%
ALPS Intermediate Municipal Bond ETF | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.08%
ALPS Intermediate Municipal Bond ETF | General Obligation Limited
Holdings [Line Items]
Percent of Net Asset Value	1.41%
ALPS Intermediate Municipal Bond ETF | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
ALPS Intermediate Municipal Bond ETF | Total [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Intermediate Municipal Bond ETF | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.08%
ALPS Intermediate Municipal Bond ETF | Port Authority of New York & New Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.24%
ALPS Intermediate Municipal Bond ETF | South Carolina State Housing Finance & Development Authority
Holdings [Line Items]
Percent of Net Asset Value	2.82%
ALPS Intermediate Municipal Bond ETF | Wyoming Community Development Authority
Holdings [Line Items]
Percent of Net Asset Value	2.74%
ALPS Intermediate Municipal Bond ETF | North Carolina Housing Finance Agency
Holdings [Line Items]
Percent of Net Asset Value	2.26%
ALPS Intermediate Municipal Bond ETF | Central Plains Energy Project
Holdings [Line Items]
Percent of Net Asset Value	2.11%
ALPS Intermediate Municipal Bond ETF | Salt Verde Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.02%
ALPS Intermediate Municipal Bond ETF | Minnesota Housing Finance Agency
Holdings [Line Items]
Percent of Net Asset Value	1.93%
ALPS Intermediate Municipal Bond ETF | New Jersey Transportation Trust Fund Authority
Holdings [Line Items]
Percent of Net Asset Value	1.57%
ALPS Intermediate Municipal Bond ETF | Morris Area Schools Independent School District No 2769
Holdings [Line Items]
Percent of Net Asset Value	1.55%
ALPS Intermediate Municipal Bond ETF | Total % of Top 10 Holdings [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	24.32%
ALPS Clean Energy ETF Shares | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.02%
ALPS Clean Energy ETF Shares | Total [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Clean Energy ETF Shares | Electric Vehicles
Holdings [Line Items]
Percent of Net Asset Value	31.44%
ALPS Clean Energy ETF Shares | Solar
Holdings [Line Items]
Percent of Net Asset Value	22.95%
ALPS Clean Energy ETF Shares | Wind
Holdings [Line Items]
Percent of Net Asset Value	12.77%
ALPS Clean Energy ETF Shares | Hydro/Geothermal
Holdings [Line Items]
Percent of Net Asset Value	10.39%
ALPS Clean Energy ETF Shares | Bioenergy
Holdings [Line Items]
Percent of Net Asset Value	10.24%
ALPS Clean Energy ETF Shares | Energy Management & Storage
Holdings [Line Items]
Percent of Net Asset Value	9.36%
ALPS Clean Energy ETF Shares | Fuel Cell/Hydrogen
Holdings [Line Items]
Percent of Net Asset Value	2.83%
ALPS Clean Energy ETF Shares | Total % of Top 10 Holdings [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	56.29%
ALPS Clean Energy ETF Shares | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.77%
ALPS Clean Energy ETF Shares | Albemarle Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.64%
ALPS Clean Energy ETF Shares | Arcadium Lithium PLC
Holdings [Line Items]
Percent of Net Asset Value	6.32%
ALPS Clean Energy ETF Shares | Itron, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
ALPS Clean Energy ETF Shares | Ormat Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.32%
ALPS Clean Energy ETF Shares | Darling Ingredients, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.23%
ALPS Clean Energy ETF Shares | NEXTracker, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.23%
ALPS Clean Energy ETF Shares | Brookfield Renewable Partners LP
Holdings [Line Items]
Percent of Net Asset Value	5.07%
ALPS Clean Energy ETF Shares | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.53%
ALPS Clean Energy ETF Shares | Rivian Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.38%
ALPS Disruptive Technologies ETF Shares | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.17%
ALPS Disruptive Technologies ETF Shares | Total [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Disruptive Technologies ETF Shares | Cloud Computing
Holdings [Line Items]
Percent of Net Asset Value	10.71%
ALPS Disruptive Technologies ETF Shares | Robotics & Artificial Intelligence
Holdings [Line Items]
Percent of Net Asset Value	10.59%
ALPS Disruptive Technologies ETF Shares | Cybersecurity
Holdings [Line Items]
Percent of Net Asset Value	10.40%
ALPS Disruptive Technologies ETF Shares | 3D Printing
Holdings [Line Items]
Percent of Net Asset Value	10.20%
ALPS Disruptive Technologies ETF Shares | Mobile Payments
Holdings [Line Items]
Percent of Net Asset Value	9.94%
ALPS Disruptive Technologies ETF Shares | Clean Energy & Smart Grid
Holdings [Line Items]
Percent of Net Asset Value	9.94%
ALPS Disruptive Technologies ETF Shares | FinTech
Holdings [Line Items]
Percent of Net Asset Value	9.76%
ALPS Disruptive Technologies ETF Shares | Healthcare Innovation
Holdings [Line Items]
Percent of Net Asset Value	9.51%
ALPS Disruptive Technologies ETF Shares | Data & Analytics
Holdings [Line Items]
Percent of Net Asset Value	9.41%
ALPS Disruptive Technologies ETF Shares | Internet of Things
Holdings [Line Items]
Percent of Net Asset Value	9.37%
ALPS Disruptive Technologies ETF Shares | Total % of Top 10 Holdings [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	13.53%
ALPS Disruptive Technologies ETF Shares | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.36%
ALPS Disruptive Technologies ETF Shares | SoundHound AI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.73%
ALPS Disruptive Technologies ETF Shares | Goldwind Science & Technology Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.49%
ALPS Disruptive Technologies ETF Shares | Snowflake, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
ALPS Disruptive Technologies ETF Shares | SenseTime Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
ALPS Disruptive Technologies ETF Shares | Proto Labs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.28%
ALPS Disruptive Technologies ETF Shares | Datadog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.26%
ALPS Disruptive Technologies ETF Shares | Block, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.26%
ALPS Disruptive Technologies ETF Shares | Stratasys, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.23%
ALPS Disruptive Technologies ETF Shares | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.22%
ALPS Medical Breakthroughs ETF Shares | Total [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Medical Breakthroughs ETF Shares | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	83.72%
ALPS Medical Breakthroughs ETF Shares | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	15.93%
ALPS Medical Breakthroughs ETF Shares | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	0.35%
ALPS Medical Breakthroughs ETF Shares | Total % of Top 10 Holdings [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	29.13%
ALPS Medical Breakthroughs ETF Shares | Corcept Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.88%
ALPS Medical Breakthroughs ETF Shares | Krystal Biotech, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.73%
ALPS Medical Breakthroughs ETF Shares | Avidity Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
ALPS Medical Breakthroughs ETF Shares | Alkermes PLC
Holdings [Line Items]
Percent of Net Asset Value	3.09%
ALPS Medical Breakthroughs ETF Shares | Arcellx, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.05%
ALPS Medical Breakthroughs ETF Shares | Crinetics Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.93%
ALPS Medical Breakthroughs ETF Shares | Immunovant, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.69%
ALPS Medical Breakthroughs ETF Shares | Denali Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.24%
ALPS Medical Breakthroughs ETF Shares | Agios Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.16%
ALPS Medical Breakthroughs ETF Shares | PTC Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.16%
ALPS Sector Dividend Dogs ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.09%
ALPS Sector Dividend Dogs ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Sector Dividend Dogs ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.95%
ALPS Sector Dividend Dogs ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.24%
ALPS Sector Dividend Dogs ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.85%
ALPS Sector Dividend Dogs ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.65%
ALPS Sector Dividend Dogs ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
ALPS Sector Dividend Dogs ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.84%
ALPS Sector Dividend Dogs ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.23%
ALPS Sector Dividend Dogs ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.51%
ALPS Sector Dividend Dogs ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.53%
ALPS Sector Dividend Dogs ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.13%
ALPS Sector Dividend Dogs ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	23.39%
ALPS Sector Dividend Dogs ETF | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.53%
ALPS Sector Dividend Dogs ETF | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.35%
ALPS Sector Dividend Dogs ETF | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.46%
ALPS Sector Dividend Dogs ETF | Huntington Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.37%
ALPS Sector Dividend Dogs ETF | Cummins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.34%
ALPS Sector Dividend Dogs ETF | Regions Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.34%
ALPS Sector Dividend Dogs ETF | International PaperCo.
Holdings [Line Items]
Percent of Net Asset Value	2.28%
ALPS Sector Dividend Dogs ETF | Bristol Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	2.28%
ALPS Sector Dividend Dogs ETF | Citizens Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.27%
ALPS Sector Dividend Dogs ETF | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.17%
ALPS International Sector Dividend Dogs ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.08%
ALPS International Sector Dividend Dogs ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS International Sector Dividend Dogs ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.54%
ALPS International Sector Dividend Dogs ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
ALPS International Sector Dividend Dogs ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.65%
ALPS International Sector Dividend Dogs ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.32%
ALPS International Sector Dividend Dogs ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.79%
ALPS International Sector Dividend Dogs ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.06%
ALPS International Sector Dividend Dogs ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.36%
ALPS International Sector Dividend Dogs ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.72%
ALPS International Sector Dividend Dogs ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.78%
ALPS International Sector Dividend Dogs ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
ALPS International Sector Dividend Dogs ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	23.05%
ALPS International Sector Dividend Dogs ETF | CITIC, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.46%
ALPS International Sector Dividend Dogs ETF | NatWest Group PLC
Holdings [Line Items]
Percent of Net Asset Value	2.44%
ALPS International Sector Dividend Dogs ETF | WPP PLC
Holdings [Line Items]
Percent of Net Asset Value	2.36%
ALPS International Sector Dividend Dogs ETF | A P Moller Maersk A/S
Holdings [Line Items]
Percent of Net Asset Value	2.35%
ALPS International Sector Dividend Dogs ETF | Norsk Hydro ASA
Holdings [Line Items]
Percent of Net Asset Value	2.33%
ALPS International Sector Dividend Dogs ETF | Imperial Brands PLC
Holdings [Line Items]
Percent of Net Asset Value	2.33%
ALPS International Sector Dividend Dogs ETF | Telefonaktiebolaget LM Ericsson
Holdings [Line Items]
Percent of Net Asset Value	2.30%
ALPS International Sector Dividend Dogs ETF | Fortescue, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.21%
ALPS International Sector Dividend Dogs ETF | ACS Actividades de Construcciony Servicios SA
Holdings [Line Items]
Percent of Net Asset Value	2.16%
ALPS International Sector Dividend Dogs ETF | Rio Tinto PLC
Holdings [Line Items]
Percent of Net Asset Value	2.11%
ALPS Emerging Sector Dividend Dogs ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
ALPS Emerging Sector Dividend Dogs ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Emerging Sector Dividend Dogs ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.81%
ALPS Emerging Sector Dividend Dogs ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.52%
ALPS Emerging Sector Dividend Dogs ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.18%
ALPS Emerging Sector Dividend Dogs ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.84%
ALPS Emerging Sector Dividend Dogs ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
ALPS Emerging Sector Dividend Dogs ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.06%
ALPS Emerging Sector Dividend Dogs ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.51%
ALPS Emerging Sector Dividend Dogs ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.63%
ALPS Emerging Sector Dividend Dogs ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.57%
ALPS Emerging Sector Dividend Dogs ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.99%
ALPS Emerging Sector Dividend Dogs ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	28.02%
ALPS Emerging Sector Dividend Dogs ETF | Delta Electronics Thailand PCL
Holdings [Line Items]
Percent of Net Asset Value	4.88%
ALPS Emerging Sector Dividend Dogs ETF | Wipro, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.66%
ALPS Emerging Sector Dividend Dogs ETF | Infosys Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.27%
ALPS Emerging Sector Dividend Dogs ETF | Pepkor Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.45%
ALPS Emerging Sector Dividend Dogs ETF | Chongqing Rural Commercial Bank Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.43%
ALPS Emerging Sector Dividend Dogs ETF | China Zheshang Bank Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.33%
ALPS Emerging Sector Dividend Dogs ETF | Manila Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	2.31%
ALPS Emerging Sector Dividend Dogs ETF | Cencosud SA
Holdings [Line Items]
Percent of Net Asset Value	2.29%
ALPS Emerging Sector Dividend Dogs ETF | COSCO SHIPPING Holdings Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
ALPS Emerging Sector Dividend Dogs ETF | China Shenhua Energy Co. Ltd., Class H
Holdings [Line Items]
Percent of Net Asset Value	2.20%
ALPS REIT Dividend Dogs ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.21%
ALPS REIT Dividend Dogs ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS REIT Dividend Dogs ETF | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	12.64%
ALPS REIT Dividend Dogs ETF | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	11.43%
ALPS REIT Dividend Dogs ETF | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	11.37%
ALPS REIT Dividend Dogs ETF | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	11.35%
ALPS REIT Dividend Dogs ETF | Technology REITs
Holdings [Line Items]
Percent of Net Asset Value	11.35%
ALPS REIT Dividend Dogs ETF | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	11.04%
ALPS REIT Dividend Dogs ETF | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	10.80%
ALPS REIT Dividend Dogs ETF | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	10.02%
ALPS REIT Dividend Dogs ETF | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	9.79%
ALPS REIT Dividend Dogs ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	26.07%
ALPS REIT Dividend Dogs ETF | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.53%
ALPS REIT Dividend Dogs ETF | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.51%
ALPS REIT Dividend Dogs ETF | The Macerich Co.
Holdings [Line Items]
Percent of Net Asset Value	2.88%
ALPS REIT Dividend Dogs ETF | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.76%
ALPS REIT Dividend Dogs ETF | CBL & Associates Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.72%
ALPS REIT Dividend Dogs ETF | Braemar Hotels & Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.62%
ALPS REIT Dividend Dogs ETF | Apple Hospitality REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.53%
ALPS REIT Dividend Dogs ETF | SL Green Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.53%
ALPS REIT Dividend Dogs ETF | Outfront Media, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.51%
ALPS REIT Dividend Dogs ETF | Park Hotels & Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.48%
O'Shares U.S. Quality Dividend ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.01%
O'Shares U.S. Quality Dividend ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
O'Shares U.S. Quality Dividend ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.18%
O'Shares U.S. Quality Dividend ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.18%
O'Shares U.S. Quality Dividend ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.76%
O'Shares U.S. Quality Dividend ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.47%
O'Shares U.S. Quality Dividend ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.46%
O'Shares U.S. Quality Dividend ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.62%
O'Shares U.S. Quality Dividend ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.32%
O'Shares U.S. Quality Dividend ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	43.49%
O'Shares U.S. Quality Dividend ETF | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.09%
O'Shares U.S. Quality Dividend ETF | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.74%
O'Shares U.S. Quality Dividend ETF | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.78%
O'Shares U.S. Quality Dividend ETF | Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.47%
O'Shares U.S. Quality Dividend ETF | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.27%
O'Shares U.S. Quality Dividend ETF | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	4.17%
O'Shares U.S. Quality Dividend ETF | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.05%
O'Shares U.S. Quality Dividend ETF | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.93%
O'Shares U.S. Quality Dividend ETF | Comcast Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.68%
O'Shares U.S. Quality Dividend ETF | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.31%
O'Shares U.S. Small-Cap Quality Dividend ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.02%
O'Shares U.S. Small-Cap Quality Dividend ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
O'Shares U.S. Small-Cap Quality Dividend ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.53%
O'Shares U.S. Small-Cap Quality Dividend ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.79%
O'Shares U.S. Small-Cap Quality Dividend ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
O'Shares U.S. Small-Cap Quality Dividend ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.25%
O'Shares U.S. Small-Cap Quality Dividend ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
O'Shares U.S. Small-Cap Quality Dividend ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.82%
O'Shares U.S. Small-Cap Quality Dividend ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.91%
O'Shares U.S. Small-Cap Quality Dividend ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.78%
O'Shares U.S. Small-Cap Quality Dividend ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	21.52%
O'Shares U.S. Small-Cap Quality Dividend ETF | Houlihan Lokey, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.29%
O'Shares U.S. Small-Cap Quality Dividend ETF | SEI Investments Co.
Holdings [Line Items]
Percent of Net Asset Value	2.27%
O'Shares U.S. Small-Cap Quality Dividend ETF | Lincoln Electric Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.27%
O'Shares U.S. Small-Cap Quality Dividend ETF | Texas Roadhouse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.21%
O'Shares U.S. Small-Cap Quality Dividend ETF | Robert Half, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.21%
O'Shares U.S. Small-Cap Quality Dividend ETF | Premier, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.12%
O'Shares U.S. Small-Cap Quality Dividend ETF | Dolby Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.06%
O'Shares U.S. Small-Cap Quality Dividend ETF | Donaldson Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.04%
O'Shares U.S. Small-Cap Quality Dividend ETF | Encompass Health Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.04%
O'Shares U.S. Small-Cap Quality Dividend ETF | Avnet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.01%
O'Shares Global Internet Giants ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
O'Shares Global Internet Giants ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.07%
O'Shares Global Internet Giants ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.57%
O'Shares Global Internet Giants ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.69%
O'Shares Global Internet Giants ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
O'Shares Global Internet Giants ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	22.88%
O'Shares Global Internet Giants ETF | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.93%
O'Shares Global Internet Giants ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	35.67%
O'Shares Global Internet Giants ETF | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.54%
O'Shares Global Internet Giants ETF | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.95%
O'Shares Global Internet Giants ETF | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.45%
O'Shares Global Internet Giants ETF | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.27%
O'Shares Global Internet Giants ETF | Snowflake, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.95%
O'Shares Global Internet Giants ETF | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.91%
O'Shares Global Internet Giants ETF | AppLovin Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
O'Shares Global Internet Giants ETF | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.63%
O'Shares Global Internet Giants ETF | Shopify, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.43%
O'Shares Global Internet Giants ETF | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.24%
O'Shares Europe Quality Dividend ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.12%
O'Shares Europe Quality Dividend ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
O'Shares Europe Quality Dividend ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.07%
O'Shares Europe Quality Dividend ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.06%
O'Shares Europe Quality Dividend ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.40%
O'Shares Europe Quality Dividend ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.35%
O'Shares Europe Quality Dividend ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.99%
O'Shares Europe Quality Dividend ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.83%
O'Shares Europe Quality Dividend ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.97%
O'Shares Europe Quality Dividend ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.21%
O'Shares Europe Quality Dividend ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	22.06%
O'Shares Europe Quality Dividend ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	18.31%
O'Shares Europe Quality Dividend ETF | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	17.34%
O'Shares Europe Quality Dividend ETF | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	13.97%
O'Shares Europe Quality Dividend ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.65%
O'Shares Europe Quality Dividend ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	6.24%
O'Shares Europe Quality Dividend ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.65%
O'Shares Europe Quality Dividend ETF | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.20%
O'Shares Europe Quality Dividend ETF | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.88%
O'Shares Europe Quality Dividend ETF | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.57%
O'Shares Europe Quality Dividend ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	0.12%
O'Shares Europe Quality Dividend ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
O'Shares Europe Quality Dividend ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	36.40%
O'Shares Europe Quality Dividend ETF | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	4.56%
O'Shares Europe Quality Dividend ETF | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	4.20%
O'Shares Europe Quality Dividend ETF | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	3.99%
O'Shares Europe Quality Dividend ETF | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	3.86%
O'Shares Europe Quality Dividend ETF | Nestle SA
Holdings [Line Items]
Percent of Net Asset Value	3.86%
O'Shares Europe Quality Dividend ETF | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	3.46%
O'Shares Europe Quality Dividend ETF | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	3.32%
O'Shares Europe Quality Dividend ETF | Unilever PLC
Holdings [Line Items]
Percent of Net Asset Value	3.32%
O'Shares Europe Quality Dividend ETF | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	2.92%
O'Shares Europe Quality Dividend ETF | RELX PLC
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Barron's 400 ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Barron's 400 ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Barron's 400 ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.51%
Barron's 400 ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.84%
Barron's 400 ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.48%
Barron's 400 ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.03%
Barron's 400 ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.07%
Barron's 400 ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Barron's 400 ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.72%
Barron's 400 ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.27%
Barron's 400 ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Barron's 400 ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.56%
Barron's 400 ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	4.59%
Barron's 400 ETF | AppLovin Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.64%
Barron's 400 ETF | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.41%
Barron's 400 ETF | Sezzle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
Barron's 400 ETF | Centrus Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Barron's 400 ETF | I E S Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
Barron's 400 ETF | Texas Pacific Land Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
Barron's 400 ETF | United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
Barron's 400 ETF | United States Limeamp Minerals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Barron's 400 ETF | Paymentus Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
Barron's 400 ETF | Argan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
Level Four Large Cap Growth Active ETF Shares | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.29%
Level Four Large Cap Growth Active ETF Shares | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Level Four Large Cap Growth Active ETF Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.75%
Level Four Large Cap Growth Active ETF Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.02%
Level Four Large Cap Growth Active ETF Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Level Four Large Cap Growth Active ETF Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.43%
Level Four Large Cap Growth Active ETF Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%
Level Four Large Cap Growth Active ETF Shares | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.06%
Level Four Large Cap Growth Active ETF Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.05%
Level Four Large Cap Growth Active ETF Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.11%
Level Four Large Cap Growth Active ETF Shares | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.62%
Level Four Large Cap Growth Active ETF Shares | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Level Four Large Cap Growth Active ETF Shares | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Level Four Large Cap Growth Active ETF Shares | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Level Four Large Cap Growth Active ETF Shares | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.46%
Level Four Large Cap Growth Active ETF Shares | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.64%
Level Four Large Cap Growth Active ETF Shares | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.62%
Level Four Large Cap Growth Active ETF Shares | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.25%
Level Four Large Cap Growth Active ETF Shares | Snowflake, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.46%
Level Four Large Cap Growth Active ETF Shares | Booking Holdings Inc
Holdings [Line Items]
Percent of Net Asset Value	3.69%
Level Four Large Cap Growth Active ETF Shares | Blackrock Inc
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Level Four Large Cap Growth Active ETF Shares | PayPal Holdings Inc
Holdings [Line Items]
Percent of Net Asset Value	3.30%
RiverFront Dynamic Core Income ETF Shares | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.44%
RiverFront Dynamic Core Income ETF Shares | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
RiverFront Dynamic Core Income ETF Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.34%
RiverFront Dynamic Core Income ETF Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.11%
RiverFront Dynamic Core Income ETF Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.34%
RiverFront Dynamic Core Income ETF Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
RiverFront Dynamic Core Income ETF Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
RiverFront Dynamic Core Income ETF Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.48%
RiverFront Dynamic Core Income ETF Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.41%
RiverFront Dynamic Core Income ETF Shares | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.96%
RiverFront Dynamic Core Income ETF Shares | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.83%
RiverFront Dynamic Core Income ETF Shares | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
RiverFront Dynamic Core Income ETF Shares | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.16%
RiverFront Dynamic Core Income ETF Shares | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	43.91%
RiverFront Dynamic Core Income ETF Shares | U.S. Treasury Bond 11/15/2043 4.75%
Holdings [Line Items]
Percent of Net Asset Value	11.09%
RiverFront Dynamic Core Income ETF Shares | Blue Owl Credit Income Corp. 01/15/2029 7.75%
Holdings [Line Items]
Percent of Net Asset Value	4.23%
RiverFront Dynamic Core Income ETF Shares | U.S. Treasury Bond 11/15/2052 4.00%
Holdings [Line Items]
Percent of Net Asset Value	4.14%
RiverFront Dynamic Core Income ETF Shares | Kinetik Holdings LP 12/15/2028 6.625%
Holdings [Line Items]
Percent of Net Asset Value	4.06%
RiverFront Dynamic Core Income ETF Shares | U.S. Treasury Bond 08/15/2029 6.125%
Holdings [Line Items]
Percent of Net Asset Value	3.70%
RiverFront Dynamic Core Income ETF Shares | General Motors Financial Co., Inc. 01/09/2033 6.40%
Holdings [Line Items]
Percent of Net Asset Value	3.61%
RiverFront Dynamic Core Income ETF Shares | Ingersoll Rand, Inc. 08/14/2033 5.70%
Holdings [Line Items]
Percent of Net Asset Value	3.55%
RiverFront Dynamic Core Income ETF Shares | Hyatt Hotels Corp. 04/23/2030 5.75%
Holdings [Line Items]
Percent of Net Asset Value	3.52%
RiverFront Dynamic Core Income ETF Shares | Concentrix Corp. 08/02/2033 6.85%
Holdings [Line Items]
Percent of Net Asset Value	3.50%
RiverFront Dynamic Core Income ETF Shares | Bank of America Corp. 12/31/9999 5Y US TI + 3.23%
Holdings [Line Items]
Percent of Net Asset Value	2.51%
RiverFront Dynamic US Dividend Advantage ETF Shares | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.72%
RiverFront Dynamic US Dividend Advantage ETF Shares | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
RiverFront Dynamic US Dividend Advantage ETF Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.12%
RiverFront Dynamic US Dividend Advantage ETF Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
RiverFront Dynamic US Dividend Advantage ETF Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.68%
RiverFront Dynamic US Dividend Advantage ETF Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.67%
RiverFront Dynamic US Dividend Advantage ETF Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
RiverFront Dynamic US Dividend Advantage ETF Shares | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.64%
RiverFront Dynamic US Dividend Advantage ETF Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.82%
RiverFront Dynamic US Dividend Advantage ETF Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.36%
RiverFront Dynamic US Dividend Advantage ETF Shares | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.61%
RiverFront Dynamic US Dividend Advantage ETF Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.63%
RiverFront Dynamic US Dividend Advantage ETF Shares | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.45%
RiverFront Dynamic US Dividend Advantage ETF Shares | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	41.64%
RiverFront Dynamic US Dividend Advantage ETF Shares | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.17%
RiverFront Dynamic US Dividend Advantage ETF Shares | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
RiverFront Dynamic US Dividend Advantage ETF Shares | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.24%
RiverFront Dynamic US Dividend Advantage ETF Shares | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.65%
RiverFront Dynamic US Dividend Advantage ETF Shares | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.22%
RiverFront Dynamic US Dividend Advantage ETF Shares | Perdoceo Education Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.41%
RiverFront Dynamic US Dividend Advantage ETF Shares | International Business Machines Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.87%
RiverFront Dynamic US Dividend Advantage ETF Shares | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.77%
RiverFront Dynamic US Dividend Advantage ETF Shares | Hewlett Packard Enterprise Co.
Holdings [Line Items]
Percent of Net Asset Value	1.77%
RiverFront Dynamic US Dividend Advantage ETF Shares | US Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.74%
RiverFront Strategic Income Fund Shares | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.91%
RiverFront Strategic Income Fund Shares | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
RiverFront Strategic Income Fund Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.91%
RiverFront Strategic Income Fund Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.22%
RiverFront Strategic Income Fund Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.13%
RiverFront Strategic Income Fund Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
RiverFront Strategic Income Fund Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.71%
RiverFront Strategic Income Fund Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.09%
RiverFront Strategic Income Fund Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
RiverFront Strategic Income Fund Shares | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.06%
RiverFront Strategic Income Fund Shares | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.85%
RiverFront Strategic Income Fund Shares | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.05%
RiverFront Strategic Income Fund Shares | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.02%
RiverFront Strategic Income Fund Shares | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	27.24%
RiverFront Strategic Income Fund Shares | U.S. Treasury Bond 11/15/2043 4.75%
Holdings [Line Items]
Percent of Net Asset Value	4.58%
RiverFront Strategic Income Fund Shares | U.S. Treasury Bond 11/15/2052 4.00%
Holdings [Line Items]
Percent of Net Asset Value	7.55%
RiverFront Strategic Income Fund Shares | U.S. Treasury Bond 02/15/2044 4.50%
Holdings [Line Items]
Percent of Net Asset Value	5.35%
RiverFront Strategic Income Fund Shares | U.S. Treasury Bond 05/15/2044 4.625%
Holdings [Line Items]
Percent of Net Asset Value	1.70%
RiverFront Strategic Income Fund Shares | EQM Midstream Partners LP 04/01/2029 6.375%
Holdings [Line Items]
Percent of Net Asset Value	1.46%
RiverFront Strategic Income Fund Shares | Concentrix Corp. 08/02/2028 6.60%
Holdings [Line Items]
Percent of Net Asset Value	1.41%
RiverFront Strategic Income Fund Shares | T-Mobile USA, Inc. 02/01/2028 4.75%
Holdings [Line Items]
Percent of Net Asset Value	1.37%
RiverFront Strategic Income Fund Shares | JPMorgan Chase & Co. 10/01/2027 4.25%
Holdings [Line Items]
Percent of Net Asset Value	1.28%
RiverFront Strategic Income Fund Shares | U.S. Treasury Bond 05/15/2034 4.375%
Holdings [Line Items]
Percent of Net Asset Value	1.27%
RiverFront Strategic Income Fund Shares | Citigroup, Inc. 09/29/2027 4.45%
Holdings [Line Items]
Percent of Net Asset Value	1.27%
ALPS | Smith Core Plus Bond ETF Shares | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.06%
ALPS | Smith Core Plus Bond ETF Shares | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS | Smith Core Plus Bond ETF Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.35%
ALPS | Smith Core Plus Bond ETF Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.99%
ALPS | Smith Core Plus Bond ETF Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.95%
ALPS | Smith Core Plus Bond ETF Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
ALPS | Smith Core Plus Bond ETF Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
ALPS | Smith Core Plus Bond ETF Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.41%
ALPS | Smith Core Plus Bond ETF Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.05%
ALPS | Smith Core Plus Bond ETF Shares | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
ALPS | Smith Core Plus Bond ETF Shares | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.72%
ALPS | Smith Core Plus Bond ETF Shares | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.13%
ALPS | Smith Core Plus Bond ETF Shares | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.41%
ALPS | Smith Core Plus Bond ETF Shares | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	18.87%
ALPS | Smith Core Plus Bond ETF Shares | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	38.99%
ALPS | Smith Core Plus Bond ETF Shares | U.S. Treasury Note 10/31/2029 4.125%
Holdings [Line Items]
Percent of Net Asset Value	5.71%
ALPS | Smith Core Plus Bond ETF Shares | U.S. Treasury Note 09/30/2029 3.50%
Holdings [Line Items]
Percent of Net Asset Value	4.94%
ALPS | Smith Core Plus Bond ETF Shares | U.S. Treasury Bond 08/15/2044 4.125%
Holdings [Line Items]
Percent of Net Asset Value	4.88%
ALPS | Smith Core Plus Bond ETF Shares | U.S. Treasury Note 08/31/2026 3.75%
Holdings [Line Items]
Percent of Net Asset Value	4.67%
ALPS | Smith Core Plus Bond ETF Shares | U.S. Treasury Bond 11/15/2034 4.25%
Holdings [Line Items]
Percent of Net Asset Value	4.22%
ALPS | Smith Core Plus Bond ETF Shares | United States Treasury Bond 08/15/2034 3.875%
Holdings [Line Items]
Percent of Net Asset Value	3.53%
ALPS | Smith Core Plus Bond ETF Shares | U.S. Treasury Bond 11/15/2054 4.50%
Holdings [Line Items]
Percent of Net Asset Value	3.21%
ALPS | Smith Core Plus Bond ETF Shares | U.S. Treasury Note 09/30/2026 3.50%
Holdings [Line Items]
Percent of Net Asset Value	2.88%
ALPS | Smith Core Plus Bond ETF Shares | U.S. Treasury Note 10/31/2026 4.125%
Holdings [Line Items]
Percent of Net Asset Value	2.64%
ALPS | Smith Core Plus Bond ETF Shares | U.S. - United States Treasury Notes 07/31/2026 4.375%
Holdings [Line Items]
Percent of Net Asset Value	2.31%